Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties		$ 7,716,503	$ 14,508,873
Guardforce TH Group Company Limited [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]	1,749	894
Guardforce AI Technology Limited [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]	423	423
Guardforce AI Service Limited [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]	423	423
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[2]	5,544,156	7,312,883
Shareholders’ of Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[3]	2,160,000	7,020,000
Nanjing Zhongzhi Yonghao Robot Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]		7,297
Nanchang Zongkun Intelligent Technology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]		7,310
Sichuan Qiantu Guardforce Robot Technology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]		3,777
Shanghai Nanshao Fire Engineering and Equipment Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]		144,737
CSF Mingda Technology Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]	$ 9,752	$ 11,129

[1]	Amounts due from these related parties represent business advances for operational purposes.
[2]	Amounts due from Shenzhen Intelligent Guardforce Robot Technology Co., Limited (“CIOT”) comprised of $4,481,346 representing prepayments for the purchase of robots from a related party and $1,062,809 receivables in connection with the robots returned to a related party.
[3]	On May 24, 2022, the Company entered into a securities purchase agreement with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) to acquire 100% of the equity interests in seven Kewei Group companies from Shenzhen Kewei. The acquisition purchase price of $21,600,000 in a mix of cash (10%) and restricted ordinary shares of the Company (90%) were fully paid during the year ended December 31, 2022. Based on the market share price at the issuance date, the equity portion of the deposit paid for business acquisitions was valued at $4,860,000.